Inventories (Details) - Schedule of inventories - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	R$ 147,231	R$ 233,912
Raw materials	142,668	31,947
Inventories	289,899	265,859
Soybean [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	54,793	169,927
Corn [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	60,970	40,678
Bean [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	8,773	11,969
Cotton [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	22,186	11,114
Other Harvests [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	R$ 509	R$ 224